UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value

Australia — 7.9%
AGL Energy, Ltd.	26,890	$322,589
Amcor, Ltd.	14,610	155,539
ARB Corp., Ltd.	2,741	27,183
Ardent Leisure Group	12,742	19,950
Aristocrat Leisure, Ltd.	11,229	73,396
Asciano, Ltd.	20,332	105,643
Automotive Holdings Group, Ltd.(1)	8,319	27,986
BHP Billiton, Ltd.	18,367	469,027
Boral, Ltd.	5,759	28,688
Brambles, Ltd.	29,362	250,271
Breville Group, Ltd.	3,592	21,743
Cardno, Ltd.	4,551	12,363
carsales.com, Ltd.	6,799	50,791
Coca-Cola Amatil, Ltd.	13,087	105,949
Commonwealth Bank of Australia	6,814	476,959
Computershare, Ltd.	15,937	154,595
CSL, Ltd.	9,142	655,329
Domino’s Pizza Enterprises, Ltd.	1,997	57,475
Drillsearch Energy, Ltd.(1)	20,746	19,738
DUET Group	57,401	114,684
DuluxGroup, Ltd.	5,657	28,215
Echo Entertainment Group, Ltd.	21,995	78,534
GPT Group (The)	11,738	41,368
GUD Holdings, Ltd.	6,188	38,667
GWA Group, Ltd.	12,353	24,300
Harvey Norman Holdings, Ltd.	10,834	37,573
Incitec Pivot, Ltd.	11,120	34,923
Invocare, Ltd.	3,580	37,833
Iress, Ltd.	4,049	33,206
JB Hi-Fi, Ltd.	3,121	48,210
MACA, Ltd.	15,122	10,690
Macquarie Atlas Roads Group	10,339	26,506
McMillan Shakespeare, Ltd.	3,315	30,261
Mirvac Group	18,336	29,049
MMA Offshore, Ltd.	14,644	8,051
Myer Holdings, Ltd.	19,418	21,214
National Australia Bank, Ltd.	4,515	130,734
Navitas, Ltd.	9,965	36,267
Newcrest Mining, Ltd.(1)	3,087	34,604
Oil Search, Ltd.	22,478	142,703
Origin Energy, Ltd.	20,678	206,691
Orora, Ltd.	57,701	100,392
Premier Investments, Ltd.	3,446	34,725
Prime Media Group, Ltd.	32,362	21,879

Security	Shares	Value

Australia (continued)
Qube Holdings, Ltd.	14,777	$32,464
Ramsay Health Care, Ltd.	3,178	156,663
Recall Holdings, Ltd.	7,050	40,491
Retail Food Group, Ltd.	8,090	44,301
SAI Global, Ltd.	7,632	23,743
Scentre Group	4,083	12,027
Skilled Group, Ltd.	12,305	12,525
SMS Management & Technology, Ltd.	8,747	22,584
Southern Cross Media Group, Ltd.	25,786	21,741
Spark Infrastructure Group	56,969	87,607
STW Communications Group, Ltd.	23,198	11,782
Suncorp Group, Ltd.	2,484	25,688
Super Retail Group, Ltd.	4,935	38,416
Tabcorp Holdings, Ltd.	17,246	66,254
Tatts Group, Ltd.	19,917	63,444
Telstra Corp., Ltd.	152,362	748,966
Tox Free Solutions, Ltd.	9,194	21,955
Transpacific Industries Group, Ltd.	36,318	21,921
Transurban Group	27,194	212,605
Treasury Wine Estates, Ltd.	11,839	51,923
Village Roadshow, Ltd.	4,552	20,198
Westfield Corp.	3,277	24,364
Westpac Banking Corp.	8,556	245,820
Whitehaven Coal, Ltd.(1)	23,116	30,128
Woodside Petroleum, Ltd.	12,096	333,574
Woolworths, Ltd.	23,156	537,627
WorleyParsons, Ltd.	4,274	38,401

		$7,333,705

Austria — 1.0%
ams AG	3,746	$203,660
Andritz AG	1,693	99,120
CA Immobilien Anlagen AG	1,563	28,365
Conwert Immobilien Invest SE	2,110	26,675
EVN AG	2,151	24,477
Immofinanz AG(1)	21,576	64,906
Lenzing AG	490	33,386
OMV AG	5,438	180,997
RHI AG	859	24,620
Schoeller-Bleckmann Oilfield Equipment AG	231	16,285
Verbund AG	6,332	107,138
Voestalpine AG	2,931	122,715

		$932,344

15	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Belgium — 2.0%
Ageas	1,164	$43,734
Anheuser-Busch InBev NV	3,037	369,749
Belgacom SA	6,750	251,403
Colruyt SA	978	46,223
Econocom Group SA/NV	2,876	25,152
Euronav SA(1)	2,460	33,852
EVS Broadcast Equipment SA	652	25,498
Fagron	518	22,895
Groupe Bruxelles Lambert SA	2,220	194,876
Solvay SA	1,570	231,175
Telenet Group Holding NV(1)	3,141	188,759
UCB SA	4,012	288,996
Umicore SA	2,518	125,161

		$1,847,473

Denmark — 1.9%
A.P. Moller-Maersk A/S, Class A	39	$75,188
A.P. Moller-Maersk A/S, Class B	54	107,168
Carlsberg A/S, Class B	2,023	184,434
Coloplast A/S, Class B	673	54,933
Danske Bank A/S	5,821	165,087
DSV A/S	3,141	108,960
Novo Nordisk A/S, Class B	4,490	252,072
Novozymes A/S, Class B	6,632	305,977
Pandora A/S	2,285	236,181
SimCorp A/S	775	26,769
TDC A/S	20,226	153,989
Tryg A/S	1,272	138,132

		$1,808,890

Finland — 1.9%
Amer Sports Oyj	1,589	$39,766
Elisa Oyj	7,951	243,581
Fortum Oyj	9,596	189,496
Kesko Oyj, Class B	3,462	141,453
Kone Oyj, Class B	2,563	110,264
Neste Oil Oyj	6,179	168,057
Nokia Oyj	25,041	168,962
Nokian Renkaat Oyj	3,048	99,048
Orion Oyj, Class B	6,528	213,459
Sampo Oyj, Class A	3,836	185,871
Sanoma Oyj	4,285	22,571
UPM-Kymmene Oyj	6,498	117,578
Valmet Oyj	3,262	37,805
Wartsila Oyj	1,510	69,279

		$1,807,190

Security	Shares	Value

France — 7.8%
Accor SA	611	$33,504
ADP	713	87,893
Air Liquide SA	5,629	736,163
Airbus Group NV	3,366	233,271
Alstom SA(1)	736	23,121
Alten SA	634	30,947
Atos SE	1,608	125,683
AXA SA	7,444	188,228
BNP Paribas SA	4,623	291,948
Bouygues SA	672	27,743
Cap Gemini SA	1,698	151,284
Christian Dior SE	516	100,878
CNP Assurances	2,759	49,589
Danone SA	5,713	413,405
Dassault Systemes SA	3,938	303,448
Edenred	900	24,128
Essilor International SA	894	108,916
Eutelsat Communications SA	985	34,341
Fonciere des Regions	297	28,117
GameLoft SE(1)	3,003	15,879
GDF Suez	28,577	581,439
Groupe Eurotunnel SE	2,197	35,223
Hermes International	129	48,650
Iliad SA	447	105,376
Imerys SA	879	66,903
Ingenico	1,185	148,685
Kering SA	430	79,523
Klepierre	713	34,585
L’Oreal SA	2,016	384,735
Lagardere SCA	1,361	43,689
Legrand SA	583	33,711
LVMH Moet Hennessy Louis Vuitton SE	1,100	192,353
Natixis SA	15,283	126,504
Neopost SA	811	39,051
Publicis Groupe SA	1,071	89,825
Remy Cointreau SA	348	26,182
Rubis SCA	423	28,740
Safran SA	2,447	178,796
Sanofi	6,571	668,865
Societe BIC SA	612	104,549
Sodexo SA	1,273	128,815
Sopra Steria Group	268	23,670
Suez Environnement Co. SA	5,207	106,198
Total SA	11,837	640,973
Unibail-Rodamco SE	378	104,370
Vinci SA	2,225	136,470

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)
Vivendi SA	5,190	$130,106
Wendel SA	200	24,565

		$7,321,037

Germany — 7.6%
Adidas AG	1,444	$118,315
Allianz SE	1,913	325,621
alstria office REIT AG	2,172	30,776
Aurubis AG	569	35,955
BASF SE	4,837	480,546
Bayer AG	3,528	507,794
Bayerische Motoren Werke AG	1,473	173,762
Beiersdorf AG	2,677	232,861
Bilfinger SE	256	12,785
Brenntag AG	492	29,520
Celesio AG	1,831	54,334
Continental AG	655	153,502
Deutsche Boerse AG	1,043	86,427
Deutsche EuroShop AG	620	30,863
Deutsche Post AG	6,687	220,191
Deutsche Telekom AG	42,139	774,542
Deutsche Wohnen AG	1,750	45,902
E.ON SE	35,060	545,814
Fraport AG	937	59,264
Fresenius Medical Care AG & Co. KGaA	705	59,249
Fresenius SE & Co. KGaA	1,677	99,770
Hannover Rueck SE	479	48,691
Henkel AG & Co. KGaA	4,453	451,069
K&S AG	864	28,166
KWS Saat SE	85	25,654
LANXESS AG	524	27,968
LEG Immobilien AG	453	35,147
Linde AG	1,079	210,847
Merck KGaA	412	44,416
MTU Aero Engines AG	316	31,065
Muenchener Rueckversicherungs-Gesellschaft AG	660	128,830
Porsche Automobil Holding SE, PFC Shares	819	77,709
RWE AG	8,003	198,870
SAP SE	9,867	745,600
Siemens AG	4,402	478,858
Software AG	800	23,095
Stada Arzneimittel AG	690	25,239
Suedzucker AG	3,391	51,110
TAG Immobilien AG	2,396	30,677
Telefonica Deutschland Holdings AG	3,587	22,231
Volkswagen AG	330	83,594

Security	Shares	Value

Germany (continued)
Volkswagen AG, PFC Shares	676	$174,033
Wirecard AG	1,392	61,135

		$7,081,797

Hong Kong — 3.9%
APT Satellite Holdings, Ltd.	23,000	$35,997
ASM Pacific Technology, Ltd.	11,500	128,502
Bank of East Asia, Ltd. (The)	23,200	100,654
Bloomage Biotechnology Corp, Ltd.	10,000	23,366
Cathay Pacific Airways, Ltd.	31,000	79,747
Cheung Kong Infrastructure Holdings, Ltd.	21,000	178,169
Chow Sang Sang Holdings International, Ltd.	13,000	29,836
CLP Holdings, Ltd.	34,500	302,003
Dairy Farm International Holdings, Ltd.	6,300	59,439
Esprit Holdings, Ltd.	27,800	26,266
Fosun International, Ltd.	94,500	235,539
Galaxy Entertainment Group, Ltd.	43,000	206,653
Hang Lung Group, Ltd.	6,000	31,805
Hang Lung Properties, Ltd.	16,000	53,986
Hang Seng Bank, Ltd.	2,500	48,737
HC International, Inc.(1)	12,000	18,940
HKT Trust and HKT, Ltd.	111,000	148,967
Hongkong Land Holdings, Ltd.	13,000	105,236
Hopewell Holdings, Ltd.	33,500	128,621
Hysan Development Co., Ltd.	7,000	32,164
Jardine Matheson Holdings, Ltd.	2,400	148,279
Jardine Strategic Holdings, Ltd.	3,000	102,953
Johnson Electric Holdings, Ltd.	7,875	29,155
Kerry Properties, Ltd.	10,000	40,555
Link REIT (The)	22,500	139,567
MTR Corp., Ltd.	17,500	85,670
NWS Holdings, Ltd.	17,000	28,675
PAX Global Technology, Ltd.(1)	54,000	78,451
PCCW, Ltd.	191,000	127,652
Power Assets Holdings, Ltd.	25,000	251,530
Sands China, Ltd.	33,200	134,910
Shangri-La Asia, Ltd.	22,000	33,423
Sino Land Co., Ltd.	22,000	38,763
Sun Hung Kai Properties, Ltd.	10,000	166,214
Swire Pacific, Ltd., Class A	4,000	54,000
Television Broadcasts, Ltd.	4,700	30,710
VTech Holdings, Ltd.	7,100	98,642
Yue Yuen Industrial Holdings, Ltd.	10,500	39,626

		$3,603,402

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Ireland — 2.0%
Aer Lingus Group PLC	13,945	$36,238
CRH PLC	11,893	334,165
DCC PLC	3,647	231,999
FBD Holdings PLC	1,257	13,580
FleetMatics Group PLC(1)	4,706	214,499
Fly Leasing, Ltd. ADR	2,162	31,933
Glanbia PLC	4,590	85,067
ICON PLC(1)	4,374	281,423
Irish Continental Group PLC	7,510	33,613
Kerry Group PLC, Class A	3,089	227,203
Origin Enterprises PLC	2,844	25,679
Paddy Power PLC	3,462	309,507

		$1,824,906

Israel — 1.9%
Bank Hapoalim B.M.	28,928	$144,697
Bezeq Israeli Telecommunication Corp., Ltd.	124,134	235,115
Caesarstone Sdot-Yam, Ltd.	837	49,584
Check Point Software Technologies, Ltd.(1)	2,777	231,824
Delek Automotive Systems, Ltd.	2,964	35,946
Delek Group, Ltd.	170	47,427
Elbit Systems, Ltd.	2,327	184,142
Gazit-Globe, Ltd.	2,382	31,523
Israel Chemicals, Ltd.	19,219	134,470
Israel Corp., Ltd.	96	35,361
Israel Discount Bank, Ltd., Series A(1)	19,603	34,437
Mizrahi Tefahot Bank, Ltd.(1)	7,894	88,294
Orbotech, Ltd.(1)	2,016	36,187
Osem Investment, Ltd.	2,955	63,095
Paz Oil Co., Ltd.	464	70,978
Strauss Group, Ltd.(1)	3,732	66,462
Teva Pharmaceutical Industries, Ltd. ADR	4,986	301,254

		$1,790,796

Italy — 3.9%
Assicurazioni Generali SpA	4,184	$81,752
Astaldi SpA	2,796	24,307
Atlantia SpA	12,256	344,699
Autogrill SpA(1)	7,979	76,313
Banca Popolare di Milano Scarl(1)	33,412	34,429
Brembo SpA	781	31,242
Buzzi Unicem SpA	3,892	62,642
CIR SpA(1)	19,905	23,803
CNH Industrial NV	8,164	71,730
Davide Campari-Milano SpA	17,139	132,549

Security	Shares	Value

Italy (continued)
DiaSorin SpA	1,529	$69,803
Enel Green Power SpA	29,389	57,069
Enel SpA	55,440	262,782
ENI SpA	26,390	506,315
Interpump Group SpA	2,136	35,921
Intesa Sanpaolo SpA	61,402	206,280
Italcementi SpA	2,564	18,269
Luxottica Group SpA	3,678	242,222
Mediobanca SpA	2,802	27,201
Pirelli & C. SpA	5,635	97,496
Prada SpA	6,900	37,328
Recordati SpA	4,182	83,330
Salvatore Ferragamo SpA	941	29,262
Snam SpA	27,194	141,657
Sorin SpA(1)	9,439	29,710
STMicroelectronics NV	20,785	165,516
Telecom Italia SpA(1)	214,684	253,384
Telecom Italia SpA, PFC Shares(1)	312,226	300,484
Terna Rete Elettrica Nazionale SpA	19,078	89,940
Tod’s SpA	213	19,543
Unione di Banche Italiane ScpA	4,763	37,806
Yoox SpA(1)	851	26,807

		$3,621,591

Japan — 15.6%
ADEKA Corp.	2,700	$38,083
Advantest Corp.	2,700	31,831
Aeon Co., Ltd.	9,400	116,944
Aeon Mall Co., Ltd.	1,300	24,250
Aichi Steel Corp.	5,000	24,037
Air Water, Inc.	2,000	35,521
Ajinomoto Co., Inc.	4,000	88,691
Alfresa Holdings Corp.	1,600	23,979
ANA Holdings, Inc.	11,000	30,412
Anritsu Corp.	3,000	21,510
Asahi Glass Co., Ltd.	6,000	40,380
Asahi Group Holdings, Ltd.	3,700	118,981
Asahi Kasei Corp.	9,000	84,750
Bandai Namco Holdings, Inc.	1,300	26,706
Bank of Yokohama, Ltd. (The)	5,000	31,733
Bridgestone Corp.	1,900	79,579
Canon, Inc.	5,600	199,666
Central Japan Railway Co.	500	89,303
Century Tokyo Leasing Corp.	900	28,417
Chiba Bank, Ltd. (The)	4,000	32,874
Chubu Electric Power Co., Inc.	17,700	234,606

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Chugai Pharmaceutical Co., Ltd.	1,800	$54,741
Chugoku Bank, Ltd. (The)	3,000	48,198
Citizen Holdings Co., Ltd.	7,100	56,187
Cosmo Oil Co., Ltd.(1)	38,000	56,338
Credit Saison Co., Ltd.	1,400	26,474
Daido Steel Co., Ltd.	7,000	33,471
Daikin Industries, Ltd.	1,100	74,106
Daishi Bank, Ltd. (The)	9,000	33,942
Daito Trust Construction Co., Ltd.	300	34,935
Daiwa House Industry Co., Ltd.	3,000	66,975
Denki Kagaku Kogyo K.K.	9,000	36,749
Dentsu, Inc.	900	41,953
Dowa Holdings Co., Ltd.	4,000	35,896
Dydo Drinco, Inc.	800	33,096
East Japan Railway Co.	1,100	97,226
Eisai Co., Ltd.	2,300	153,312
Electric Power Development Co., Ltd.	4,500	151,062
FamilyMart Co., Ltd.	800	34,450
Fancl Corp.	2,700	35,106
FANUC Corp.	500	109,981
Fuji Electric Co., Ltd.	8,000	37,727
Fuji Oil Co., Ltd.	2,300	33,442
FUJIFILM Holdings Corp.	2,000	75,334
Fujitsu, Ltd.	8,000	53,027
Fukuoka Financial Group, Inc.	7,000	40,217
Furukawa Electric Co., Ltd.	13,000	23,828
Gunma Bank, Ltd. (The)	5,000	35,406
Hachijuni Bank, Ltd. (The)	5,000	38,979
Hamamatsu Photonics K.K.	1,000	29,168
Hirose Electric Co., Ltd.	300	42,241
Hiroshima Bank, Ltd. (The)	6,000	35,045
Hisamitsu Pharmaceutical Co., Inc.	1,200	51,713
Hitachi Metals, Ltd.	3,000	46,918
Hokuhoku Financial Group, Inc.	15,000	35,871
Honda Motor Co., Ltd.	5,400	181,037
Hoya Corp.	2,000	77,082
Hulic Co., Ltd.	2,200	23,548
Ibiden Co., Ltd.	2,000	34,979
Idemitsu Kosan Co., Ltd.	4,100	79,424
Isetan Mitsukoshi Holdings, Ltd.	2,700	43,685
Ito En, Ltd.	1,400	29,090
ITOCHU Corp.	6,400	78,804
ITOCHU Techno-Solutions Corp.	1,600	36,438
Iyo Bank, Ltd. (The)	3,600	44,845
Japan Airlines Co., Ltd.	1,400	46,679
Japan Exchange Group, Inc.	1,000	28,892

Security	Shares	Value

Japan (continued)
Japan Real Estate Investment Corp.	6	$28,332
Japan Retail Fund Investment Corp.	15	31,933
Japan Tobacco, Inc.	6,000	209,525
JX Holdings, Inc.	48,000	209,025
Kagome Co., Ltd.	1,800	28,229
Kajima Corp.	8,000	38,215
Kakaku.com, Inc.	2,000	31,016
Kaken Pharmaceutical Co., Ltd.	2,000	71,472
Kamigumi Co., Ltd.	3,000	30,036
Kansai Paint Co., Ltd.	3,000	53,476
KDDI Corp.	28,500	674,377
Keihan Electric Railway Co., Ltd.	8,000	46,399
Kewpie Corp.	2,100	51,237
Keyence Corp.	200	106,770
Kikkoman Corp.	2,000	57,038
Kintetsu Group Holdings Co., Ltd.	8,000	28,333
Kobayashi Pharmaceutical Co., Ltd.	500	35,034
Koito Manufacturing Co., Ltd.	2,000	69,985
Konica Minolta, Inc.	4,500	49,689
Kose Corp.	400	26,085
Kuraray Co., Ltd.	4,500	60,852
Kyocera Corp.	1,700	88,743
KYORIN Holdings, Inc.	1,500	34,503
Kyowa Hakko Kirin Co., Ltd.	6,000	87,833
Kyushu Electric Power Co., Inc.(1)	16,800	179,174
Lawson, Inc.	900	64,719
Lion Corp.	5,000	30,645
M3, Inc.	3,600	68,024
Mandom Corp.	900	34,690
Marubeni Corp.	7,000	43,344
Maruichi Steel Tube, Ltd.	1,200	30,309
Matsumotokiyoshi Holdings Co., Ltd.	900	32,770
Megmilk Snow Brand Co., Ltd.	2,200	26,381
MEIJI Holdings Co., Ltd.	500	57,440
Miraca Holdings, Inc.	1,300	65,402
Mitsubishi Chemical Holdings Corp.	9,000	56,036
Mitsubishi Corp.	5,400	116,514
Mitsubishi Estate Co., Ltd.	5,000	117,686
Mitsubishi Gas Chemical Co., Inc.	6,000	33,527
Mitsubishi Logistics Corp.	4,000	61,875
Mitsubishi Motors Corp.	2,000	18,402
Mitsubishi Tanabe Pharma Corp.	3,200	54,448
Mitsubishi UFJ Financial Group, Inc.	34,700	246,521
Mitsui & Co., Ltd.	7,200	100,700
Mitsui Fudosan Co., Ltd.	3,000	88,933
Mizuho Financial Group, Inc.	56,100	106,942

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Morinaga Milk Industry Co., Ltd.	7,000	$25,939
Murata Manufacturing Co., Ltd.	1,000	140,914
NGK Spark Plug Co., Ltd.	4,000	112,013
NH Foods, Ltd.	2,000	43,697
Nidec Corp.	1,000	74,805
Nihon Kohden Corp.	1,400	36,787
Nihon Parkerizing Co., Ltd.	2,000	22,738
Nikon Corp.	1,800	25,593
Nintendo Co., Ltd.	500	83,950
Nippon Building Fund, Inc.	5	24,879
Nippon Electric Glass Co., Ltd.	10,000	56,867
Nippon Kayaku Co., Ltd.	2,000	24,177
Nippon Light Metal Holdings Co., Ltd.	21,500	33,307
Nippon Paint Holdings Co., Ltd.	2,000	66,995
Nippon Shinyaku Co., Ltd.	1,000	33,434
Nippon Shokubai Co., Ltd.	3,000	41,420
Nippon Soda Co., Ltd.	5,000	31,238
Nippon Telegraph & Telephone Corp.	7,600	513,190
Nissan Chemical Industries, Ltd.	2,000	39,636
Nissan Motor Co., Ltd.	10,300	106,921
Nisshin Seifun Group, Inc.	2,400	27,989
Nissin Foods Holdings Co., Ltd.	1,200	57,535
Nitori Holdings Co., Ltd.	1,000	76,909
Nitto Denko Corp.	1,000	64,086
NOF Corp.	4,000	30,774
Nomura Real Estate Holdings, Inc.	1,500	30,491
Nomura Research Institute, Ltd.	1,000	39,463
NTT Data Corp.	1,100	49,218
NTT DoCoMo, Inc.	28,000	495,949
Obayashi Corp.	4,000	26,718
Okinawa Electric Power Co., Inc. (The)	900	34,193
Ono Pharmaceutical Co., Ltd.	1,100	119,217
Oracle Corp. Japan	1,000	45,651
Osaka Gas Co., Ltd.	51,000	216,452
Otsuka Corp.	900	41,453
Otsuka Holdings Co., Ltd.	3,800	119,945
Pigeon Corp.	1,800	47,668
Rakuten, Inc.	4,300	75,123
Resona Holdings, Inc.	7,700	41,057
Rinnai Corp.	600	45,524
San-Ai Oil Co., Ltd.	4,000	26,568
Santen Pharmaceutical Co., Ltd.	7,500	99,278
Sawai Pharmaceutical Co., Ltd.	400	22,770
SECOM Co., Ltd.	500	35,436
Sega Sammy Holdings, Inc.	1,400	19,545
Sekisui Chemical Co., Ltd.	3,000	40,002

Security	Shares	Value

Japan (continued)
Sekisui House, Ltd.	2,000	$31,001
Seven Bank, Ltd.	7,400	39,870
Sharp Corp.(1)	11,000	23,704
Shimadzu Corp.	4,000	46,787
Shimano, Inc.	200	28,650
Shimizu Corp.	5,000	35,959
Shin-Etsu Chemical Co., Ltd.	2,400	146,709
Shionogi & Co., Ltd.	3,500	115,376
Shiseido Co., Ltd.	3,300	59,443
Showa Denko K.K.	22,000	30,074
Showa Shell Sekiyu K.K.	7,000	67,524
Sojitz Corp.	18,700	36,566
Sumitomo Corp.	4,900	57,858
Sumitomo Metal Mining Co., Ltd.	5,000	73,286
Sumitomo Mitsui Financial Group, Inc.	4,000	174,658
Taiheiyo Cement Corp.	15,000	47,269
Taisei Corp.	6,000	34,757
Taisho Pharmaceutical Holdings Co., Ltd.	700	49,192
Takeda Pharmaceutical Co., Ltd.	5,000	256,705
TDK Corp.	1,000	72,032
TEIJIN, Ltd.	12,000	40,764
Toagosei Co., Ltd.	7,000	31,065
Toho Gas Co., Ltd.	4,000	24,220
Tokai Carbon Co., Ltd.	9,000	26,379
Tokio Marine Holdings, Inc.	2,000	81,531
Tokyo Gas Co., Ltd.	46,000	265,457
Tokyo Tatemono Co., Ltd.	3,000	21,752
Tokyu Corp.	4,000	26,594
Tokyu Fudosan Holdings Corp.	4,000	29,724
TonenGeneral Sekiyu K.K.	11,000	105,570
Toppan Printing Co., Ltd.	4,000	33,537
Toray Industries, Inc.	9,000	78,234
Toshiba Corp.	18,000	72,118
Tosoh Corp.	7,000	37,529
Toyo Ink SC Holdings Co., Ltd.	7,000	33,331
Toyo Suisan Kaisha, Ltd.	1,000	34,990
Toyobo Co., Ltd.	18,000	27,441
Toyota Motor Corp.	7,000	487,264
Trend Micro, Inc.	1,000	33,832
Tsuruha Holdings, Inc.	400	29,012
Ube Industries, Ltd.	17,000	28,204
Unicharm Corp.	2,800	70,476
UNY Group Holdings Co., Ltd.	4,700	26,576
USS Co., Ltd.	4,300	75,714
Yahoo! Japan Corp.	11,200	45,755
Yamato Holdings Co., Ltd.	3,200	71,619

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Yamato Kogyo Co., Ltd.	1,000	$23,528
Yamazaki Baking Co., Ltd.	2,000	35,401
Zeon Corp.	3,000	26,928
ZERIA Pharmaceutical Co., Ltd.	2,000	31,727

		$14,533,695

Netherlands — 3.9%
Aegon NV	9,795	$77,282
Aercap Holdings NV(1)	700	32,676
Akzo Nobel NV	4,485	343,164
AMG Advanced Metallurgical Group NV(1)	3,024	31,494
ASML Holding NV	5,889	633,733
Delta Lloyd NV	1,595	30,163
Fugro NV	4,741	136,351
Gemalto NV	831	77,203
Heineken NV	1,062	83,662
ING Groep NV(1)	22,110	339,201
Koninklijke Ahold NV	5,000	96,871
Koninklijke DSM NV	3,672	209,416
Koninklijke KPN NV	90,458	335,396
Koninklijke Philips NV	10,722	307,124
Koninklijke Vopak NV	2,055	107,862
OCI NV(1)	716	21,346
QIAGEN NV(1)	9,642	231,846
Reed Elsevier NV	22,481	542,184

		$3,636,974

New Zealand — 1.0%
Argosy Property, Ltd.	71,574	$61,959
Auckland International Airport, Ltd.	36,841	129,283
Contact Energy, Ltd.	23,324	101,005
Fisher & Paykel Healthcare Corp., Ltd.	10,114	50,089
Fletcher Building, Ltd.	17,648	111,714
Kiwi Property Group, Ltd.	88,630	87,464
Ryman Healthcare, Ltd.	7,558	46,938
Sky Network Television, Ltd.	19,058	91,294
Spark New Zealand, Ltd.	52,744	119,346
Trade Me, Ltd.	8,490	24,728
Xero, Ltd.(1)	5,362	80,989

		$904,809

Norway — 1.9%
Atea ASA	6,274	$69,991
Austevoll Seafood ASA	4,763	27,702
Borregaard ASA	4,154	32,117

Security	Shares	Value

Norway (continued)
DNB ASA	9,428	$167,490
DNO ASA(1)	8,093	15,258
Gjensidige Forsikring ASA	1,701	29,592
Kongsberg Gruppen ASA	3,498	75,165
Leroey Seafood Group ASA	876	29,063
Nordic Semiconductor ASA(1)	6,600	50,285
Opera Software ASA	8,541	83,120
Orkla ASA	16,927	132,922
Prosafe SE	3,357	11,939
Salmar ASA	2,132	34,614
Schibsted ASA	3,350	208,433
SpareBank 1 SMN	3,485	31,131
SpareBank 1 SR-Bank ASA	3,147	23,339
Statoil ASA	7,438	157,688
Stolt-Nielsen, Ltd.	2,728	50,856
Telenor ASA	10,369	234,186
Veidekke ASA	9,393	115,393
Yara International ASA	4,070	208,536

		$1,788,820

Portugal — 0.8%
Banco BPI SA(1)	11,996	$19,609
EDP-Energias de Portugal SA	53,769	214,990
Galp Energia SGPS SA, Class B	9,466	129,302
Jeronimo Martins SGPS SA	7,890	115,095
Mota-Engil SGPS SA	8,047	27,758
NOS SGPS SA	22,214	161,801
Portucel SA	19,411	94,966
Portugal Telecom SGPS SA	43,046	27,324

		$790,845

Singapore — 2.0%
Ascendas Real Estate Investment Trust	23,500	$43,794
Biosensors International Group, Ltd.(1)	58,000	36,134
Boustead Projects Pte, Ltd.(1)	6,000	4,739
Boustead Singapore, Ltd.	20,000	21,346
CapitaMall Trust	33,000	54,488
City Developments, Ltd.	4,000	32,184
ComfortDelGro Corp., Ltd.	45,000	104,249
Ezion Holdings, Ltd.	61,200	55,490
Ezra Holdings, Ltd.(1)	36,400	12,066
First Resources, Ltd.	14,000	18,776
Flextronics International, Ltd.(1)	20,012	230,638
Genting Singapore PLC	74,000	57,173
Hutchison Port Holdings Trust	44,000	29,646

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Singapore (continued)
Kenon Holdings, Ltd.(1)	672	$14,548
Mapletree Commercial Trust	29,000	33,726
Oversea-Chinese Banking Corp., Ltd.	13,000	104,687
Petra Foods, Ltd.	10,000	29,250
Raffles Medical Group, Ltd.	10,000	30,423
Sembcorp Industries, Ltd.	7,000	23,855
Singapore Press Holdings, Ltd.	41,000	129,747
Singapore Technologies Engineering, Ltd.	29,000	79,169
Singapore Telecommunications, Ltd.	95,800	320,125
United Engineers, Ltd.	16,000	32,019
United Overseas Bank, Ltd.	7,000	129,255
Venture Corp., Ltd.	7,000	44,643
Wilmar International, Ltd.	75,000	184,209

		$1,856,379

Spain — 3.9%
Abertis Infraestructuras SA	9,052	$166,801
Acerinox SA	8,757	127,784
Amadeus IT Holding SA, Class A	9,686	441,507
Banco de Sabadell SA	8,667	23,180
Banco Santander SA	33,878	256,137
Bankia SA(1)	14,959	20,890
CaixaBank SA	24,878	124,777
Distribuidora Internacional de Alimentacion SA	18,053	144,584
Ebro Foods SA	1,302	25,256
Enagas SA	3,727	114,783
Ferrovial SA	7,736	175,436
Grifols SA, Class A	5,089	215,934
Grifols SA, Class B, PFC Shares	4,169	135,323
Iberdrola SA	26,621	178,182
Industria de Diseno Textil SA	12,883	413,403
Red Electrica Corp. SA	1,672	140,322
Repsol SA	14,951	308,199
Telefonica SA	29,797	453,524
Viscofan SA	1,024	65,085
Zardoya Otis SA	6,587	84,921

		$3,616,028

Sweden — 3.8%
AAK AB	447	$28,280
Alfa Laval AB	1,149	21,447
Assa Abloy AB	961	55,751
Atlas Copco AB, Class A	1,766	55,122
Atlas Copco AB, Class B	1,117	31,102
BillerudKorsnas AB	8,829	152,831

Security	Shares	Value

Sweden (continued)
Castellum AB	1,757	$27,396
Elekta AB, Class B	23,297	217,995
Fabege AB	2,133	32,515
Hennes & Mauritz AB, Class B	10,751	427,425
Hexpol AB	1,665	178,424
Holmen AB, Class B	4,278	141,550
ICA Gruppen AB	890	33,015
Investment AB Kinnevik, Class B	1,448	49,902
Lundin Petroleum AB(1)	8,355	135,241
Meda AB, Class A	13,931	233,837
Skanska AB, Class B	7,392	164,496
SKF AB, Class B	2,244	54,810
Svenska Cellulosa AB SCA, Class B	10,740	271,668
Svenska Handelsbanken AB, Class A	1,779	82,117
Swedbank AB, Class A	9,126	212,204
Swedish Match AB	3,504	107,867
Telefonaktiebolaget LM Ericsson, Class B	36,080	394,599
TeliaSonera AB	70,715	439,644
Wihlborgs Fastigheter AB	1,547	29,941

		$3,579,179

Switzerland — 7.6%
ABB, Ltd.	22,540	$493,906
Allreal Holding AG	214	30,703
Alpiq Holding, Ltd.(1)	241	21,027
Ascom Holding AG	1,636	29,128
Autoneum Holding AG	142	31,357
Baloise Holding AG	886	115,301
Bucher Industries AG	89	22,370
Burckhardt Compression Holdings AG	55	23,949
Compagnie Financiere Richemont SA, Class A	7,922	706,111
DKSH Holding AG	352	27,701
Dufry AG(1)	429	63,079
EFG International AG	2,438	35,785
Ems-Chemie Holding AG	96	40,290
Forbo Holding AG	29	35,122
Gategroup Holding AG	975	34,094
Geberit AG	325	115,106
Givaudan SA	177	331,198
Inficon Holding AG	86	32,691
Julius Baer Group, Ltd.	2,361	123,577
Kaba Holding AG	61	40,063
Komax Holding AG	194	35,679
Kuehne & Nagel International AG	231	34,646
Kuoni Reisen Holding AG	68	22,846
Logitech International SA	3,205	48,115

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)
Mobimo Holding AG	139	$31,016
Nestle SA	14,128	1,096,110
Novartis AG	10,737	1,095,948
Pargesa Holding SA	333	24,255
Partners Group Holding AG	109	34,165
PSP Swiss Property AG	420	39,174
Schindler Holding AG	897	149,428
Schmolz & Bickenbach AG(1)	21,068	20,300
SGS SA	46	89,129
Sika AG	16	54,918
Swatch Group, Ltd. (The)	458	40,581
Swatch Group, Ltd. (The), Bearer Shares	442	197,598
Swiss Life Holding AG	399	94,683
Swiss Prime Site AG	678	59,445
Swiss Re AG	2,119	187,971
Swisscom AG	516	306,765
Syngenta AG	1,854	620,403
U-Blox AG	336	63,795
Valiant Holding AG	270	24,342
Valora Holding AG	105	23,564
Zehnder Group AG	691	32,722
Zurich Insurance Group AG	850	262,355

		$7,042,511

United Kingdom — 15.8%
3i Group PLC	4,682	$36,270
Aggreko PLC	1,997	50,375
Anglo American PLC	11,476	194,432
Anite PLC	21,623	28,106
AstraZeneca PLC	8,384	575,365
Aveva Group PLC	2,620	67,795
Aviva PLC	24,549	197,508
Babcock International Group PLC	3,446	53,158
BAE Systems PLC	15,161	117,455
Berendsen PLC	1,721	27,360
Berkeley Group Holdings PLC	1,125	43,316
BHP Billiton PLC	17,071	410,326
BP PLC	80,176	578,261
British American Tobacco PLC	7,891	433,560
British Land Co. PLC (The)	2,591	33,000
Bunzl PLC	2,862	80,472
Burberry Group PLC	1,881	50,146
Capita PLC	9,433	165,108
Carillion PLC	4,756	23,729
Carnival PLC	1,660	75,525
Cineworld Group PLC	5,166	38,585

Security	Shares	Value

United Kingdom (continued)
Close Brothers Group PLC	1,265	$29,570
Cobham PLC	24,638	111,768
Compass Group PLC	10,231	180,861
Crest Nicholson Holdings PLC	4,968	34,109
Croda International PLC	1,406	61,016
CSR PLC	8,859	119,423
Daily Mail & General Trust PLC, Class A	2,268	31,177
Diageo PLC	13,596	377,457
Domino Printing Sciences PLC	4,721	66,234
Drax Group PLC	9,268	56,626
Elementis PLC	6,330	29,457
Essentra PLC	2,162	31,737
Experian PLC	8,507	151,937
FirstGroup PLC(1)	13,353	20,282
Fresnillo PLC	2,137	23,702
G4s PLC	13,501	60,559
Galliford Try PLC	1,478	34,009
GlaxoSmithKline PLC	37,061	855,986
Glencore PLC	90,548	430,154
Grainger PLC	8,181	26,533
Greene King PLC	2,038	25,911
Halma PLC	10,346	112,677
Hammerson PLC	3,110	31,864
Hargreaves Lansdown PLC	1,490	27,989
Howden Joinery Group PLC	5,263	37,466
HSBC Holdings PLC	43,852	438,059
ICAP PLC	4,277	36,362
Imperial Tobacco Group PLC	4,546	221,983
Indivior PLC(1)	3,354	10,258
Inmarsat PLC	7,837	120,679
Innovation Group PLC	55,577	24,248
InterContinental Hotels Group PLC	1,773	75,823
International Game Technology PLC(1)	1,016	20,686
Intertek Group PLC	1,447	57,830
Intu Properties PLC	6,028	31,623
ITE Group PLC	7,912	22,820
J Sainsbury PLC	7,562	31,443
Johnson Matthey PLC	1,714	87,635
Kcom Group PLC	18,722	26,321
Keller Group PLC	1,779	27,212
Kier Group PLC	1,060	26,295
Kingfisher PLC	14,750	79,245
Laird PLC	12,084	66,454
Land Securities Group PLC	1,680	32,149
Legal & General Group PLC	20,937	83,226
Lloyds Banking Group PLC	146,597	173,611

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
LondonMetric Property PLC	12,704	$32,165
Lonmin PLC(1)	6,079	13,438
Marks & Spencer Group PLC	9,753	82,593
Marston’s PLC	12,099	29,423
Meggitt PLC	6,752	54,565
Micro Focus International PLC	5,675	109,227
Mitchells & Butlers PLC(1)	4,075	26,025
Mitie Group PLC	5,571	24,438
Mondi PLC	3,349	67,811
Moneysupermarket.com Group PLC	16,319	69,928
National Grid PLC	74,070	996,489
NCC Group PLC	9,827	31,298
Next PLC	859	96,578
Oxford Instruments PLC	2,226	31,690
Pace PLC	16,468	104,410
Paragon Group of Cos. PLC (The)	4,937	32,289
Pearson PLC	3,435	69,417
Phoenix Group Holdings	2,631	33,954
Playtech PLC	8,460	106,281
Premier Farnell PLC	16,026	46,762
Provident Financial PLC	887	40,914
PZ Cussons PLC	5,045	27,642
QinetiQ Group PLC	8,311	25,722
Randgold Resources, Ltd.	1,173	89,266
Reckitt Benckiser Group PLC	3,354	298,521
Reed Elsevier PLC	7,665	126,858
Renishaw PLC	1,543	59,176
Rentokil Initial PLC	15,781	32,457
Rexam PLC	7,065	62,707
Rightmove PLC	906	43,859
Rolls-Royce Holdings PLC	11,980	190,996
Rolls-Royce Holdings PLC, Class C(1)	2,369,646	3,637
Rotork PLC	757	27,317
Royal Dutch Shell PLC, Class A	27,462	865,883
RSA Insurance Group PLC	3,640	23,812
Sage Group PLC (The)	25,895	192,535
SDL PLC	5,875	41,970
Segro PLC REIT	5,128	33,688
Shaftesbury PLC	2,677	34,426
Sky PLC	8,032	132,431
Smiths Group PLC	1,428	24,999
Spirent Communications PLC	26,820	35,904
SSE PLC	17,329	410,588
Standard Chartered PLC	1,664	27,243
TalkTalk Telecom Group PLC	10,243	57,261
Tate & Lyle PLC	2,622	23,887

Security	Shares	Value

United Kingdom (continued)
Telecity Group PLC	4,807	$65,204
TT Electronics PLC	8,490	17,367
UBM PLC	2,729	23,558
Ultra Electronics Holdings PLC	1,034	27,497
Unilever NV	1,457	63,555
UNITE Group PLC (The)	4,128	37,931
Victrex PLC	953	28,844
Vodafone Group PLC	361,289	1,272,896
Whitbread PLC	1,494	119,967
William Hill PLC	6,621	36,582
WS Atkins PLC	1,397	28,664
Xaar PLC	3,933	26,469
Xchanging PLC	11,221	20,986

		$14,704,318

Total Common Stocks (identified cost $83,854,590)		$91,426,689

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$582	$581,956

Total Short-Term Investments (identified cost $581,956)		$581,956

Total Investments — 98.7% (identified cost $84,436,546)		$92,008,645

Other Assets, Less Liabilities — 1.3%		$1,195,776

Net Assets — 100.0%		$93,204,421

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	33.8%	$31,510,222
British Pound Sterling	15.9	14,852,076
Japanese Yen	15.6	14,533,695
Australian Dollar	7.9	7,333,705
Swiss Franc	7.8	7,246,171
Swedish Krona	3.8	3,579,179
Hong Kong Dollar	3.5	3,224,823
United States Dollar	2.6	2,458,213
Danish Krone	1.9	1,808,890
Norwegian Krone	1.9	1,788,820
Singapore Dollar	1.7	1,581,547
Israeli Shekel	1.3	1,186,495
New Zealand Dollar	1.0	904,809

Total Investments	98.7%	$92,008,645

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.1%	$11,292,466
Industrials	11.6	10,797,511
Consumer Discretionary	11.6	10,793,502
Materials	10.8	10,068,073
Consumer Staples	10.0	9,286,264
Health Care	9.9	9,264,384
Telecommunication Services	9.4	8,798,670
Information Technology	9.3	8,666,439
Utilities	7.5	6,943,926
Energy	5.9	5,515,454
Short-Term Investments	0.6	581,956

Total Investments	98.7%	$92,008,645

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $83,854,590)	$91,426,689
Affiliated investment, at value (identified cost, $581,956)	581,956
Foreign currency, at value (identified cost, $189,571)	193,605
Dividends receivable	291,352
Interest receivable from affiliated investment	18
Tax reclaims receivable	812,117
Total assets	$93,305,737

Liabilities
Payable for investments purchased	$3,637
Payable to affiliates:
Investment adviser fee	57,506
Trustees’ fees	452
Accrued expenses	39,721
Total liabilities	$101,316
Net Assets applicable to investors’ interest in Portfolio	$93,204,421

Sources of Net Assets
Investors’ capital	$85,618,084
Net unrealized appreciation	7,586,337
Total	$93,204,421

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends (net of foreign taxes, $143,001)	$1,369,889
Interest allocated from affiliated investment	99
Expenses allocated from affiliated investment	(10)
Total investment income	$1,369,978

Expenses
Investment adviser fee	$370,968
Trustees’ fees and expenses	2,620
Custodian fee	41,932
Legal and accounting services	19,562
Miscellaneous	12,348
Total expenses	$447,430

Net investment income	$922,548

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,476,183
Foreign currency transactions	(35,060)
Net realized gain	$3,441,123
Change in unrealized appreciation (depreciation) —
Investments	$991,648
Foreign currency	4,634
Net change in unrealized appreciation (depreciation)	$996,282

Net realized and unrealized gain	$4,437,405

Net increase in net assets from operations	$5,359,953

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$922,548	$2,985,472
Net realized gain from investment and foreign currency transactions	3,441,123	11,155,625
Net change in unrealized appreciation (depreciation) from investments and foreign currency	996,282	(12,577,234)
Net increase in net assets from operations	$5,359,953	$1,563,863
Capital transactions —
Contributions	$949,325	$3,064,899
Withdrawals	(24,136,821)	(8,632,568)
Net decrease in net assets from capital transactions	$(23,187,496)	$(5,567,669)

Net decrease in net assets	$(17,827,543)	$(4,003,806)

Net Assets
At beginning of period	$111,031,964	$115,035,770
At end of period	$93,204,421	$111,031,964

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014		2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.91	%(2)	0.92%		0.94%	1.03%	1.13%	1.13%
Net investment income	1.87	%(2)	2.55	%(3)	2.28%	2.60%	1.67%	1.30%
Portfolio Turnover	0	%(4)(5)	53%		30%	117%	41%	72%

Total Return	6.07	%(4)	1.30%		21.20%	10.24%	(9.16)%	5.48%

Net assets, end of period (000’s omitted)	$93,204		$111,032		$115,036	$103,291	$108,855	$174,638

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 0.41% of average daily net assets.

(4)	Not annualized.

(5)	Amount is less than 0.5%.

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 43.7% and 56.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

30

Tax-Managed International Equity Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $370,968 or 0.75% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $152,055 and $22,686,021, respectively, for the six months ended April 30, 2015.

31

Tax-Managed International Equity Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$84,789,803

Gross unrealized appreciation	$13,098,118
Gross unrealized depreciation	(5,879,276)

Net unrealized appreciation	$7,218,842

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Tax-Managed International Equity Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$300,716	$27,931,274		$—	$28,231,990
Developed Europe	581,217	60,822,686		—	61,403,903
Developed Middle East	618,849	1,171,947		—	1,790,796

Total Common Stocks	$1,500,782	$89,925,907	*	$—	$91,426,689

Short-Term Investments	$—	$581,956		$—	$581,956

Total Investments	$1,500,782	$90,507,863		$—	$92,008,645

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

33

Parametric Tax-Managed International Equity Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

34

Parametric Tax-Managed International Equity Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Parametric Tax-Managed International Equity Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), each an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

35

Parametric Tax-Managed International Equity Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

36

Parametric Tax-Managed International Equity Fund

April 30, 2015

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Thomas E. Faust Jr.

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

38

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	June 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 10, 2015

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	June 10, 2015